Common Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Common Stock
Common Stock

15.Common Stock

The holders of the common stock are entitled to one vote for each share of common stock. Subject to the payment in full of all preferential dividends to which the holders of the preferred stock are entitled, the holders of common stock shall be entitled to receive dividends out of funds legally available. In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company, after the payment or provision for payment of all debts and liabilities of the Company and all preferential amounts to which the holders of preferred stock are entitled with respect to the distribution of assets in liquidation, the holders of common stock shall be entitled to share ratably in the remaining assets of the Company available for distribution.

At September 30, 2021 and December 31, 2020 common stock reserved for future issuance was as follows:

	At September 30,	At December 31,
	2021	2020
Common stock options outstanding	5,229,675	5,034,858
Conversion of all classes of redeemable convertible preferred stock	18,736,936	18,446,525
Issuances upon exercise of warrants to purchase Series A‑1, upon conversion to common warrants	—	74,784
Issuances upon exercise of warrants to purchase Series A‑3, upon conversion to common warrants	—	238,189
Issuances upon exercise of warrants to purchase Series A‑4, upon conversion to common warrants	708,493	708,493
Issuances upon exercise of common stock warrants	522,009	522,009
Total common stock reserved for future issuance	25,197,113	25,024,858

15.	Common Stock

The holders of the common stock are entitled to one vote for each share of common stock. Subject to the payment in full of all preferential dividends to which the holders of the preferred stock are entitled, the holders of common stock shall be entitled to receive dividends out of funds legally available. In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company, after the payment or provision for payment of all debts and liabilities of the Company and all preferential amounts to which the holders of preferred stock are entitled with respect to the distribution of assets in liquidation, the holders of common stock shall be entitled to share ratably in the remaining assets of the Company available for distribution.

At December 31, 2020 and 2019 common stock reserved for future issuance was as follows:

	At December 31,
	2020	2019
Common stock options outstanding	5,034,858	3,800,342
Conversion of all classes of redeemable convertible preferred stock	18,446,525	15,589,723
Issuances upon exercise of warrants to purchase Series A-1, upon conversion to common warrants	74,784	74,784
Issuances upon exercise of warrants to purchase Series A-3, upon conversion to common warrants	238,189	238,189
Issuances upon exercise of warrants to purchase Series A-4, upon conversion to common warrants	708,493	719,670
Issuances upon exercise of warrants to purchase Series 3 Growth, upon conversion to common warrants	—	478,828
Issuances upon exercise of options to purchase Series 4 Growth, upon
conversion to common warrants	—	2,419,573
Issuances upon exercise of common stock warrants	522,009	—
Total common stock reserved for future issuance	25,024,858	23,321,109